Other Reserves (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [line items]
Other reserves at beginning of period	€ 66,093
Other comprehensive income	730	€ (240)	€ (533)
Comprehensive income	(226,335)	(170,621)	(165,891)
Share-based payments	37,267	17,409	26,258
Change in Non-controlling interests	(21)		(8)
Other reserves at end of period	104,114	66,093
Total other reserves
Disclosure of reserves within equity [line items]
Other reserves at beginning of period	66,093	50,917	27,686
Other comprehensive income	730	(176)	(1,601)
Comprehensive income	730	(176)	(1,601)
Share-based payments	37,267	17,256	26,258
Change in Non-controlling interests	24	(1,904)	(1,426)
Other reserves at end of period	104,114	66,093	50,917
Capital reserves
Disclosure of reserves within equity [line items]
Other reserves at beginning of period	76,128	58,872	34,040
Share-based payments	37,267	17,256	26,258
Change in Non-controlling interests			(1,426)
Other reserves at end of period	113,395	76,128	58,872
Exchange difference on net investment in foreign operations
Disclosure of reserves within equity [line items]
Other reserves at beginning of period	(89,643)	(96,808)	(49,973)
Other comprehensive income	20,179	9,053	(46,835)
Comprehensive income	20,179	9,053	(46,835)
Change in Non-controlling interests		(1,888)
Other reserves at end of period	(69,464)	(89,643)	(96,808)
Currency translation adjustment
Disclosure of reserves within equity [line items]
Other reserves at beginning of period	79,608	88,853	43,619
Other comprehensive income	(19,449)	(9,229)	45,234
Comprehensive income	(19,449)	(9,229)	45,234
Change in Non-controlling interests	24	(16)
Other reserves at end of period	€ 60,183	€ 79,608	€ 88,853